SUMMARY OF WARRANTS OUTSTANDING AND EXERCISABLE INFORMATION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices Minimum	$ 0.04
Range of Exercise Prices Maximum	$ 1.75
Warrants Outstanding, Number Outstanding	4,350,034	5,563,509	4,796,876
Warrants Outstanding, Weighted-Average Exercise Price	$ 0.38	$ 0.38	$ 0.40
Warrants Exercisable, Number Exercisable	4,350,034	5,563,509
Warrants Exercisable, Weighted-Average Exercise Price	$ 0.38	$ 0.38
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices Minimum	0.35
Range of Exercise Prices Maximum	$ 1.65
Warrants Outstanding, Number Outstanding	4,350,034
Warrants Outstanding, Weighted-Average Remaining Contractual Life	1 year
Warrants Outstanding, Weighted-Average Exercise Price	$ 0.38
Warrants Exercisable, Number Exercisable	4,350,034
Warrants Exercisable, Weighted-Average Exercise Price	$ 0.38
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices Minimum	0.35
Range of Exercise Prices Maximum	$ 1.65
Warrants Outstanding, Number Outstanding	4,350,034
Warrants Outstanding, Weighted-Average Remaining Contractual Life	1 year
Warrants Outstanding, Weighted-Average Exercise Price	$ 0.38
Warrants Exercisable, Number Exercisable	4,350,034
Warrants Exercisable, Weighted-Average Exercise Price	$ 0.38
Warrants Outstanding, Weighted-Average Exercise Price	0.38	$ 0.38	$ 0.40
Warrants Exercisable, Number Exercisable		5,563,509
Warrants Exercisable, Weighted-Average Exercise Price	$ 0.38	$ 0.38